Debt and Derivative Instruments - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 02, 2018	Aug. 06, 2018	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 15, 2018
Debt Instrument [Line Items]
Assets					$ 4,744,296,000	$ 4,380,342,000	$ 4,294,026,000
Write off of unamortized debt issuance cost						84,000	0
Fair value liability of interest rate cap, collar and swap					3,639,000	81,000
Fair value asset of interest rate cap, collar and swap					$ 5,555,000	$ 7,787,000
TL | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate					1.50%
TL | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate					2.00%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount					$ 1,200,000,000
Advance rate for finance lease containers					80.00%	80.00%
Repayments of debt					$ 159,480,000
Write off of unamortized debt issuance cost						$ 6,516,000
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset					655,210,000
Assets					864,338,000
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount					300,000,000
Repayments of debt			$ 129,400,000
Proceeds from line of credit			4,792,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Amount of borrowing based upon asset					1,416,637,000
Repayments of debt					122,910,000
Proceeds from line of credit			$ 124,608,000
Write off of unamortized debt issuance cost					529,000
Letters of credit outstanding, amount						$ 0	$ 0
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 700,000,000	$ 1,500,000,000
Interest payment terms					The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full.
Advance rate for finance lease containers					83.50%	84.50%
TL Revolving Credit Facility | TL | Minimum
Debt Instrument [Line Items]
Incremental percentage on interest rate margins				1.50%
TL Revolving Credit Facility | TL | Minimum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate					2.00%
Write off of unamortized debt issuance cost				$ 529,000
TL Revolving Credit Facility | TL | Maximum
Debt Instrument [Line Items]
Incremental percentage on interest rate margins				2.00%
TL Revolving Credit Facility | TL | Maximum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate					2.50%
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility					$ 25,000,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Aggregate maximum commitment amount					$ 190,000,000
Repayments of debt				$ 167,000,000
Interest payment terms					TL Revolving Credit Facility II provided for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings were due in full.
TW Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of debt	$ 65,269,000
TW Revolving Credit Facility | TW
Debt Instrument [Line Items]
Aggregate maximum commitment amount					$ 300,000,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount					190,000,000
Assets					$ 228,567,000
Advance rate for finance lease containers					80.00%	80.00%
LIBOR plus interest rate					1.95%
TAP Funding Revolving Credit Facility | Tap Funding Limited
Debt Instrument [Line Items]
Assets					$ 175,798,000
TL Term Loan
Debt Instrument [Line Items]
Repayments of debt				332,000,000
Bonds issued					$ 500,000,000
Debt instrument term					5 years
Write off unamortized debt issuance costs and bond discounts				$ 352,000
TL Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate					1.58%
TMCL VI Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount								$ 300,000,000
Amount of borrowing based upon asset					$ 274,515,000
Assets					$ 369,893,000
Interest payment terms					TMCL VI was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VI Term Loan.
Advance rate for finance lease containers					77.08%
2017-1 Bonds
Debt Instrument [Line Items]
Assets					$ 359,255,000
Principal amortization per year					$ 420,000,000
Target final payment date start					May 20, 2026
Target final payment date end					May 20, 2042
Bonds issued, percentage of par value					75.20%	75.20%
2017-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					$ 350,000,000
2017-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					$ 70,000,000
2017-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term					9 years
2017-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term					25 years
2017-2 Bonds
Debt Instrument [Line Items]
Assets					$ 441,747,000
Principal amortization per year					$ 500,000,000
Target final payment date start					Jun. 20, 2026
Target final payment date end					Jun. 20, 2042
Bonds issued, percentage of par value					77.60%	77.60%
2017-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					$ 416,000,000
2017-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					$ 84,000,000
2017-2 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term					9 years
2017-2 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term					25 years
TMCL V
Debt Instrument [Line Items]
Assets					$ 1,077,079,000
TMCL VII Series 2018-1 Bonds
Debt Instrument [Line Items]
Assets					$ 252,668,000
Principal amortization per year		$ 259,100,000
Bonds issued, discount		$ 3,124,000
Number of quarterly installments					Both principal and interest incurred were payable monthly in arrears.
Anticipated repayment date		2025-07
Legal final payment		2043-07
TMCL VII Series 2018-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 250,000,000
Bonds issued, percentage of par value		98.82%
TMCL VII Series 2018-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 9,100,000
Bonds issued, percentage of par value		98.14%
TMCL VII Series 2018-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term		7 years
TMCL VII Series 2018-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term		25 years
TMCL VII Secured Debt
Debt Instrument [Line Items]
Assets					$ 318,156,000